Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Finance Portfolio (FSVLX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environmental and Alternative Energy Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2012

Sean Gavin no longer serves as co-manager of Air Transportation Portfolio. All references to Sean Gavin in the "Management Contracts" section beginning on page 62 are no longer applicable.

Vincent Montemaggiore no longer serves as co-manager of Banking Portfolio. All references to Vincent Montemaggiore in the "Management Contracts" section beginning on page 62 are no longer applicable.

Charlie Chai no longer serves as co-manager of Communications Equipment Portfolio. All references to Charlie Chai in the "Management Contracts" section beginning on page 62 are no longer applicable.

Daniel Kelley no longer serves as co-manager of Construction and Housing Portfolio. All references to Daniel Kelley in the "Management Contracts" section beginning on page 62 are no longer applicable.

Christopher Lee no longer serves as co-manager of Consumer Finance Portfolio. All references to Christopher Lee in the "Management Contracts" section beginning on page 62 are no longer applicable.

John Sheehy no longer serves as co-manager of Defense and Aerospace Portfolio. All references to John Sheehy in the "Management Contracts" section beginning on page 62 are no longer applicable.

Stephen Bullock no longer serves as co-manager of Industrial Equipment Portfolio. All references to Stephen Bullock in the "Management Contracts" section beginning on page 62 are no longer applicable.

Sean Gavin no longer serves as co-manager of Transportation Portfolio. All references to Sean Gavin in the "Management Contracts" section beginning on page 62 are no longer applicable.

Gordon Scott has replaced John Harris as the portfolio manager of Consumer Discretionary Portfolio. All references to John Harris are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

SELB-13-01  January 18, 2013
1.475630.169

The following table provides information relating to other accounts managed by Mr. Scott as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	5	none	none
Assets Managed (in millions)	$ 1,956	none	$ 1
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 680	none	none

* Includes Consumer Discretionary Portfolio ($303 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2012
Gordon Scott	Consumer Discretionary Portfolio	$100,001 - $500,000

Shilpa Mehra serves as portfolio manager of Consumer Finance Portfolio. The following information supplements information found in the "Management Contracts"section beginning on page 62.

The following table provides information relating to other accounts managed by Ms. Mehra as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 198	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Consumer Finance Portfolio ($198 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2012
Shilpa Mehra	Consumer Finance Portfolio	none

Boris Shepov serves as portfolio manager of Industrial Equipment Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Shepov as of August 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 353	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrial Equipment Portfolio ($297 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of August 31, 2012
Boris Shepov	Industrial Equipment Portfolio	none

Steven Bullock has replaced Andrew Hatem as the portfolio manager of Medical Delivery Portfolio. All references to Andrew Hatem are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Bullock as of July 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,060	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Medical Delivery Portfolio ($779 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2012
Steven Bullock	Medical Delivery Portfolio	none

Ted Davis serves as co-manager of Natural Gas Portfolio. The following information supplements information found in the "Management Contracts"section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Davis as of September 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 332	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Natural Gas Portfolio ($332 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of September 30, 2012
Ted Davis	Natural Gas Portfolio	$1 - $10,000

Supplement to the
Fidelity® Select Portfolios®
Industrials Sector
April 28, 2012
Prospectus

The following information replaces the similar information for Air Transportation Portfolio found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Matthew Moulis (portfolio manager) has managed the fund since January 2012.

The following information replaces the similar information for Defense and Aerospace Portfolio found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Douglas Scott (portfolio manager) has managed the fund since January 2012.

The following information replaces the similar information for Industrial Equipment Portfolio found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 13.

Boris Shepov (portfolio manager) has managed the fund since August 2012.

The following information replaces the similar information for Transportation Portfolio found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 19.

Matthew Moulis (portfolio manager) has managed the fund since January 2012.

The following information replaces the biographical information for Steven Bullock, Sean Gavin, Matthew Moulis, John Sheehy, and Douglas Scott found in the "Fund Management" section on page 31.

Matthew Moulis is portfolio manager of Air Transportation Portfolio and Transportation Portfolio, which he has managed since January 2012. He also manages other funds. Mr. Moulis joined Fidelity Investments as a research analyst in 2007 after receiving an MBA from MIT Sloan.

Douglas Scott is portfolio manager of Defense & Aerospace Portfolio, which he has managed since January 2012. Mr. Scott joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from Harvard Business School in 2007.

Boris Shepov is portfolio manager of Industrial Equipment Portfolio, which he has managed since August 2012. Prior to joining Fidelity Investments in 2008 as a research analyst, Mr. Shepov served as an analyst for Ingis & Company beginning in 2003.

SELCI-13-01  January 18, 2013
1.911519.108